Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity File Number	001-38449
Entity Registrant Name	Broadcom Inc.
Entity Central Index Key	0001730168
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	3421 Hillview Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	427-6000
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false